Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation Percent
	2024	2023
Federal tax statutory rate	21%	21%
Temporary differences	0%	0%
Permanent differences	-2%	-7%
Valuation Allowance	-19%	-14%
	0%	0%

Schedule of Deferred Tax Assets

The Company had deferred income tax assets as of December 31, 2024, and 2023, as follows:

	2024	2023
Deferred Tax Assets
Net operating loss carryforwards	$4,384,000	$3,655,000
Temporary differences	9,000	9,000
Permanent differences	(733,000)	(653,000)
Valuation allowance	(3,660,000)	(3,011,000)
Net deferred tax assets	$-	$-